Warrants - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, term	5 years
Public Warrants and Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 287.5
Class of warrants, redemption price per unit	$ 0.25
Class of warrants, redemption notice period	30 days
Share price	$ 450
Number of consecutive trading days for determining share price	20 days
Number of trading days to determine share price	30 days
May 2023 Registered Direct Offering
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.025
Number of warrants	270,015
Pre-funded warrants with a purchase price	$ 16.35
June 2023 Registered Direct Offering
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.025
Number of warrants	72,578
Pre-funded warrants with a purchase price	$ 28.1
May 2023 Common Stock Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 13.25
Number of warrants	458,015	0
Expiration date	Nov. 30, 2028
May 2023 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 20.47
Number of warrants	32,060	0
Expiration date	May 26, 2028
June 2023 Common Stock Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 25
Number of warrants	310,577	0
Expiration date	Dec. 08, 2028
June 2023 Placement Agent Warrants
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 35.1575
Number of warrants	21,739	0
Expiration date	Jun. 06, 2028